                                  FORM N-SAR
                                 ANNUAL REPORT
                      FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:  ____/____/____  (a)

          or fiscal year ending:      12 / 31 /  98  (b)
                                     --------------

Is this a transition report? (Y/N)     N
                                     -----

Is this an amendment to a previous filing? (Y/N)    Y
                                                  -----

Those items or sub-items with a box "[_]" after the item number should be completed only if the answer has changed from the previous filing on this form.


1.  A. Registrant Name:      PFL Variable Annuity Fund II

    B. File Number: 811-     02411

    C. Telephone Number:     319-297-8121


2.  A. Street:               4333 Edgewood Road N.E.

    B. City: Cedar Rapids      C. State: IA   D. Zip Code: 52499   Zip Ext: 0001

    E. Foreign Country:                             Foreign Postal Code:


3.  Is this the first filing on this form by Registrant? (Y/N)    N
                                                              ------------------


4.  Is this the last filing on this form by Registrant? (Y/N)    N
                                                             -------------------


5.  Is Registrant a small business investment company (SBIC)? (Y/N)    N
                                                                   -------------
    [If answer is "Y" (Yes), complete only items 89 through 110.]


6.  Is Registrant a unit investment trust (UIT)? (Y/N)    Y
                                                      --------------------------
    [If answer if "Y" (Yes), complete only items 111 through 132.]


7. A. Is Registrant a series or multiple portfolio company? (Y/N)_____________ [If answer is "N" (No), go to item 8.]

    B. How many separate series or portfolios did Registrant have at the end of the period?_____________________________________________________________

                                                         If filing more than one
                                                           Page 48, "X" box: [_]

For period ending  12/31/98
                 -----------------

File number 811-  02411
                ------------------


113. A.  [_] Trustee Name:______________________________________________________

     B.  [_] City:______________ State:_________ Zip Code:_______ Zip Ext.:_____

         [_] Foreign Country:___________________ Foreign Postal Code:___________


113. A.  [_] Trustee Name:______________________________________________________

     B.  [_] City:______________ State:_________ Zip Code:_______ Zip Ext.:_____

         [_] Foreign Country:___________________ Foreign Postal Code:___________


114. A.  [_] Principal Underwriter Name:  AFSG Securities Corporation
                                        ----------------------------------------

     B.  [_] File Number 8-   36562
                           -----------

     C.  [_] City: Cedar Rapids  State: LA       Zip Code: 52499  Zip Ext.: 0001
                  --------------       ---------          -------          -----

         [_] Foreign Country:___________________ Foreign Postal Code:___________


114. A.  [_] Principal Underwriter Name:________________________________________

     B.  [_] File Number 8-___________

     C.  [_] City:______________ State:_________ Zip Code:_______ Zip Ext.:_____

         [_] Foreign Country:___________________ Foreign Postal Code:___________


115. A.  [_] Independent Public Accountant Name:________________________________

     B.  [_] City:______________ State:_________ Zip Code:_______ Zip Ext.:_____

         [_] Foreign Country:___________________ Foreign Postal Code:___________


115. A.  [_] Independent Public Accountant Name:________________________________

     B.  [_] City:______________ State:_________ Zip Code:_______ Zip Ext.:_____

         [_] Foreign Country:___________________ Foreign Postal Code:___________

                                                         If filing more than one
                                                           Page 50, "X" box: [_]

For period ending  12/31/98
                  --------------

File number 811-  02411
                ----------------

123.  [_]  State the total value of the additional units considered
           in answering item 122 ($000's) omitted.                     $_______

124.  [_]  State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series)
           ($000's omitted)___________________________________________ $_______

125.  [_]  State the total dollar amount of sales loads collected
           (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's omitted)__________________ $_______

126.  [_]  Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000's omitted)____ $_______

127.  [_]  List opposite the appropriate description below the number of series whose portfolios are invested primarily
           (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of the date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):______________________________________________________ $_______

                                                         Number      Total Assets      Total Income
                                                       of Series       ($000's         Distributions
                                                       Investing       omitted)      ($000's omitted)
                                                       ---------       --------      ----------------
A.  U.S. Treasury direct issue                         _________    $____________    $_______________

B.  U.S. Government agency                             _________    $____________    $_______________

C.  State and municipal tax-free                       _________    $____________    $_______________

D.  Public utility debt                                _________    $____________    $_______________

E.  Brokers or dealers debt or
    debt of brokers' or dealers' parent                _________    $____________    $_______________

F.  All other corporate intermed. & long-term debt     _________    $____________    $_______________

G.  All other corporate short-term debt                _________    $____________    $_______________

H.  Equity securities of brokers or dealers
    or parents of brokers or dealers                   _________    $____________    $_______________

I.  Investment company equity securities               _________    $____________    $_______________

J.  All other equity securities                            1        $708             $77
                                                       ---------    -------------    ----------------

K.  Other securities                                   _________    $____________    $_______________

L.  Total assets of all series of registrant           _________    $____________    $_______________

                                                         If filing more than one
                                                           Page 51, "X" box: [_]

For period ending   12/31/98
                  -------------

File number 811-   02411
                 --------------


128. [_] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N)________________________________
                                                                             Y/N
          [If answer is "N" (No), go to item 131.]

129. [_] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)______________________
                                                                             Y/N
          [If answer is "N" (No), go to item 131.]

130. [_] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)__________________
                                                                             Y/N

131. [_]  Total expenses incurred by all series of Registrant during the current reporting period ($000's omitted)___________ $  5
                                                                          ------

132. [_] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

            811-         811-       811-        811-        811-
            811-         811-       811-        811-        811-
            811-         811-       811-        811-        811-
            811-         811-       811-        811-        811-
            811-         811-       811-        811-        811-
            811-         811-       811-        811-        811-
            811-         811-       811-        811-        811-
            811-         811-       811-        811-        811-
            811-         811-       811-        811-        811-

FORM N-SAR - PFL VARIABLE ANNUITY FUND II,
A SEPARATE ACCOUNT OF AUSA LIFE INSURANCE COMPANY
FILE NO. 811- 02411



This report is signed on behalf of the registrant in the City of Cedar Rapids and the State of Iowa on the 16th day of February, 1999.



                                      PFL LIFE INSURANCE COMPANY

                                      By:    /s/ Ronald L. Ziegler
                                             ------------------------------
                                             Ronald L. Ziegler
                                             Vice President and Actuary



Witness:


/s/ Frank A. Camp
------------------------------
Frank A. Camp
Division General Counsel
Financial Markets Division
PFL Life Insurance Company